Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1	Organization and principal activities
Aurora Mobile Limited (the “Company” and where appropriate, the term “Company” also refers to its subsidiaries and variable interest entity) is a limited company incorporated in the Cayman Islands under the laws of the Cayman Islands on April 9, 2014. The Company, through its subsidiaries and variable interest entity (“VIE”), are principally engaged in providing targeted marketing and SAAS Businesses, which include developer services, financial risk management, market intelligence and location-based intelligence services, in the People’s Republic of China (the “PRC”).
As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its business, primarily through the VIE. The Company, through JPush Information Consulting (Shenzhen) Co., Ltd. (“Shenzhen JPush” or “WFOE”) entered into powers of attorney and an exclusive option agreement with the nominee shareholders of the VIE, Shenzhen Hexun Huagu Information Technology Co., Ltd., that gave WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. In addition, pursuant to the supplementary agreements signed in March, 2018, the rights under the aforementioned power of attorney and the exclusive call option agreements were assigned to the board of directors of the Company (the “Board”) or any officer authorized by the Board, which entitled the Company to receive economic benefits from the VIE that potentially could be significant to the VIE.
Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of VIE agreements and a parent-subsidiary relationship exists between the Company and the VIE. Through the VIE agreements and the supplementary agreements, the shareholders of the VIE effectively assigned all of their voting rights underlying their equity in the VIE to the Company. In addition, through the exclusive business operation agreement, the Company, through its WFOE in the PRC, have the right to receive economic benefits from the VIE that potentially could be significant to the VIE. Lastly, through the financial support agreement and the shareholder voting proxy agreement, the Company has the obligation to absorb losses of the VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE as required by SEC Regulation
S-X
Rule
3A-02
and Accounting Standards Codification (“ASC”) 810.
The following is a summary of the VIE agreements:
Exclusive Option Agreements
Pursuant to the exclusive option agreements entered into between VIE’s nominee shareholders and the WFOE, the nominee shareholders irrevocably granted the WFOE an option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIE, or any or all of the assets of the VIE, to the WFOE, or their designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. Without the WFOE’s prior written consent, the VIE and its nominee shareholders cannot amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets were distributed, the nominee shareholders are required to transfer all received distribution to the WFOE or their designees. These agreements are not terminated until all of the equity interest of the VIE is transferred to the WFOE or the person (s) designated by the WFOE. None of the nominee shareholders have the right to terminate or revoke the agreements under any circumstance unless otherwise regulated by law.
Equity Interest Pledge Agreements
Pursuant to the equity interest pledge agreements, each nominee shareholder of the VIE has pledged all of their respective equity interests in the VIE to WFOE as continuing first priority security interest to guarantee the performance of their and the VIE’s obligations under the powers of attorney agreement, the exclusive option agreement and the exclusive business cooperation agreement. WFOE is entitled to all dividends during the effective period of the share pledge except as it agrees otherwise in writing. If VIE or any of the nominee shareholder breaches its contractual obligations, WFOE will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of VIE in accordance with PRC law. None of the nominee shareholders shall, without the prior written consent of WFOE, assign or transfer to any third party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIE. This agreement is not terminated until all of the technical support and consulting and service fees have been fully paid under the exclusive business cooperation agreement and all of VIE’s obligations have been terminated under the other controlling agreements. On December 16, 2014, the Company registered the equity pledge with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law.
Exclusive Business Cooperation Agreement
Pursuant to the exclusive business cooperation agreement entered into by WFOE and VIE, WFOE provides exclusive technical support and consulting services in return for an annual service fee based on a certain percentage of the VIE’s audited total operating income, which is adjustable at the sole discretion of WFOE. Without WFOE’s consent, the VIE cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from WFOE. In addition, the profitable consolidated VIE has granted WFOE an exclusive right to purchase any or all of the business or assets of each of the profitable consolidated VIE at the lowest price permitted under PRC law. This agreement is irrevocable or can only be unilaterally revoked/amended by WFOE.
Powers of Attorney
Pursuant to the powers of attorney signed between VIE’s nominee shareholders and WFOE, each nominee shareholder irrevocably appointed WFOE as its attorney-in-fact to
exercise on each shareholder’s behalf any and all rights that each shareholder has in respect of its equity interest in VIE (including but not limited to executing the exclusive right to purchase agreements, the voting rights and the right to appoint directors and executive officers of VIE). This agreement is effective and irrevocable as long as the nominee shareholder remains a shareholder of VIE.
In March 2018, the following supplementary agreements were entered into:
Financial Support Agreement
Pursuant to the financial support undertaking letter dated March 28, 2018, the Company is obligated to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations. The Company will not request repayment of the loans or borrowings if the VIE or its shareholders do not have sufficient funds or are unable to repay.
Shareholder Voting Proxy Agreement
The Nominee Shareholders also
re-signed
the powers of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in VIE from the WFOE to the Company, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.
Accordingly, as a result of the power to direct the activities of the VIE pursuant to the powers of attorney agreement and the obligation to absorb the expected losses of VIE through the unlimited financial support, the WFOE ceased to be the primary beneficiary and the Company became the primary beneficiary of the VIE on March 28, 2018.
In the opinion of the Company’s legal counsel, (i) the ownership structure of the PRC subsidiary and the VIE are in compliance with the existing PRC laws and regulations; (ii) each of the VIE agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws or regulations and will not violate applicable PRC laws or regulations in effect; and (iii) are valid in accordance with the articles of association of the Company.
However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIE may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIE.
In addition, if the current structure or any of the contractual arrangements is found to be in violation of any existing or future PRC laws or regulations, the Company could be subject to penalties, which could include, but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

The following table set forth the assets and liabilities of the VIE included in the Company’s consolidated balance sheets:

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS:

Current assets:
Cash and cash equivalents	115,713	55,946	8,779
Restricted cash	115	158,032	24,799
Short-term investment s	50,000	30,000	4,708
Accounts and notes receivable, net	44,539	43,415	6,813
Prepayments and other current assets	27,915	37,807	5,933
Amounts due from the Company and its subsidiaries	58,291	69,405	10,891
Amounts due from related parties	—	35	5

Total current assets	296,573	394,640	61,928

Non-current assets:
Property and equipment, net	45,928	45,068	7,072
Intangible assets, net	9,491	5,398	847
Long-term investments	113,408	90,618	14,220
Other-non current assets	4,719	3,298	518

Total non-current assets	173,546	144,382	22,657

Total assets	470,119	539,022	84,585

LIABILITIES:

Current liabilities:
Accounts payable	16,564	17,529	2,751
Deferred revenue and customer deposits	104,681	115,900	18,187
Accrued liabilities and other current liabilities	66,772	64,527	10,126
Amounts due to the Company and its subsidiaries	224,124	389,063	61,053
Amounts due to related parties	—	54	8

Total current liabilities	412,141	587,073	92,125

Non-current liabilities:
Amounts due to the Company and its subsidiaries	297,000	277,000	43,467
Deferred r evenue	561	569	89
Other non-current liabilities	—	560	88

Total non-current liabilities	297,561	278,129	43,644

Total liabilities	709,702	865,202	135,769

The table sets forth the results of operations and cash flows of the VIE included in the Company’s consolidated statements of comprehensive loss and cash flows.

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	900,454	465,066	351,243	55,118
Cost of revenues	(628,109)	(248,637)	(83,259)	(13,065)
Net loss	(95,829)	(173,865)	(100,782)	(15,815)
Net cash provided by operating activities	16,059	168,971	68,336	10,723
Net cash used in investing activities	(34,451)	(108,450)	(186)	(29)
Net cash provided by/(used in) financing activities	197,943	(156,124)	30,000	4,708
There were no pledges or collateralization of the VIE’s assets as of December 31, 2020. As of December 31, 2021, RMB157,900 (US$24,778) of the restricted cash balance represents deposits held as collateral for the Company’s short-term loan with Shanghai Pudong Development Bank.
The amount of net liabilities of the VIE was RMB239,583 and RMB326,180 (US$51,184) as of December 31, 2020 and 2021, respectively. Creditors of the VIE have no recourse to the general credit of the primary beneficiary of the VIE, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The VIE holds certain assets, including data servers and related equipment for use in their operations. The VIE does not own any facilities except for the rental of certain office premises and data centers from third parties under operating lease arrangements. The VIE also holds certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all internally developed and expensed as incurred as they did not meet the capitalization criteria. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIE during the periods presented.